Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
(1)Details of intangible assets as of December 31, 2022 and 2021 are as follows:

	December 31, 2022
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book Amount
Software	₩	16,284	₩	(14,346)	₩	1,938
Industrial property rights	1,215		(670)		545
Other intangible assets	6,160		(4,774)		1,386
Total	₩	23,659	₩	(19,790)	₩	3,869

	December 31, 2021
	(In millions of Korean Won)
	Acquisition price		Accumulated amortization(*)		Book Amount
Software	₩	14,491	₩	(13,227)	₩	1,264
Industrial property rights	1,083		(600)		483
Other intangible assets	6,264		(4,669)		1,595
Total	₩	21,838	₩	(18,496)	₩	3,342
(*)Accumulated amortization includes the amount of accumulated impairment loss.
(2)Changes in intangible assets for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022
	Software	Industrial property rights	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,264	₩ 483	₩ 1,595	₩ 3,342
Acquisitions/Capital expenditure	1,856	138	747	2,741
Amortization	(1,184)	(71)	(662)	(1,917)
Disposals	—	(5)	(5)	(10)
Impairment(*)	—	—	(293)	(293)
Foreign exchange differences	2	—	4	6
Ending balance	₩ 1,938	₩ 545	₩ 1,386	₩ 3,869
(*)The Group recognized Korean Won 293 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2022.

	2021
	Software	Industrial property rights	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 2,234	₩ 332	₩ 797	₩ 3,363
Acquisitions/Capital expenditure	116	224	1,676	2,016
Amortization	(1,088)	(73)	(587)	(1,748)
Disposals	(15)	—	—	(15)
Impairment(*)	—	—	(281)	(281)
Foreign exchange differences	17	—	(10)	7
Ending balance	₩ 1,264	₩ 483	₩ 1,595	₩ 3,342
(*)The Group recognized Korean Won 281 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2021.

	2020
	Software	Industrial property rights	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,144	₩ 186	₩ 387	₩ 1,717
Acquisitions/Capital expenditure	1,986	185	725	2,896
Amortization	(897)	(39)	(201)	(1,137)
Disposals	—	—	—	—
Impairment(*)	—	—	(115)	(115)
Foreign exchange differences	1	—	1	2
Ending balance	₩ 2,234	₩ 332	₩ 797	₩ 3,363
(*)The Group recognized Korean Won 115 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2020.
(3)Classification of amortization in the statements of comprehensive income for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Cost of revenues	₩	719	₩	737	₩	479
Selling, general and administrative expenses	1,155		931		597
Research and development	43		80		61
Total	₩	1,917	₩	1,748	₩	1,137